Property, vessels and equipment, Summary (Details) - MXN ($) $ in Thousands		12 Months Ended
	Aug. 30, 2019	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year		$ 2,285,420		$ 2,313,437
Additions		28,375		48,281
Disposals		32,265		213,038
Transfers and others		304,074		198,205
Depreciation/loss from revaluation		53,608		61,465
Net balances at year end		2,531,996		2,285,420		$ 2,313,437
Proceeds from sale of vessel		614		16,233		169,627
Gain on sale of vessel		153		23,415		(1,849)
Revaluation surplus		1,455,179		1,140,744
Accumulated Depreciation and Amortization [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Accumulated depreciation		290,056		261,862
Vessels [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year		214,938		782,673
Additions		0		0
Disposals		0		200,119	[1],[2]
Transfers and others		(16,241)	[3]	(337,211)	[4]
Depreciation/loss from revaluation		16,642		30,405
Net balances at year end		$ 182,055		$ 214,938		782,673
Estimated useful lives (years)		25 years		25 years
Deficit from revaluation		$ 16,135
Proceeds from sale of vessel	$ 15,703
Gain on sale of vessel	$ 4,410
Loss in fair value				$ 191,377		206,076
Shipyard [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year		232		275
Additions		0		0
Disposals		0		0
Transfers and others		0		0
Depreciation/loss from revaluation		42		43
Net balances at year end		$ 190		$ 232		275
Estimated useful lives (years)		40 years		40 years
Major Vessel Maintenance [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year		$ 15,180		$ 41,611
Additions		0		1,753
Disposals		0		12,317
Transfers and others		5,871		(1,979)
Depreciation/loss from revaluation		14,193		13,888
Net balances at year end		$ 6,858		$ 15,180		41,611
Estimated useful lives (years)		2 years 6 months		2 years 6 months
Buildings and Facilities [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year		$ 299,660		$ 238,901
Additions		3,432		4,891
Disposals		0		0
Transfers and others		0		67,484	[5]
Depreciation/loss from revaluation		16,860		11,616
Net balances at year end		$ 286,232		299,660		238,901
Revaluation surplus				$ 66,518
Buildings and Facilities [Member] | Minimum [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Estimated useful lives (years)		20 years		20 years
Buildings and Facilities [Member] | Maximum [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Estimated useful lives (years)		25 years		25 years
Warehousing Equipment [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year		$ 205		$ 255
Additions		616		419
Disposals		0		0
Transfers and others		0		0
Depreciation/loss from revaluation		371		469
Net balances at year end		$ 450		$ 205		255
Estimated useful lives (years)		10 years		10 years
Computer Equipment [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year		$ 456		$ 581
Additions		214		249
Disposals		0		0
Transfers and others		0		0
Depreciation/loss from revaluation		273		374
Net balances at year end		$ 397		$ 456		581
Computer Equipment [Member] | Minimum [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Estimated useful lives (years)		3 years		3 years
Computer Equipment [Member] | Maximum [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Estimated useful lives (years)		4 years		4 years
Terminal Equipment [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year		$ 26,035		$ 7,390
Additions		999		280
Disposals		281		0
Transfers and others		0		20,345
Depreciation/loss from revaluation		2,444		1,980
Net balances at year end		$ 24,309		$ 26,035		7,390
Estimated useful lives (years)		10 years		10 years
Ground Transportation Equipment [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year		$ 5,027		$ 5,366
Additions		79		1,621
Disposals		0		602
Transfers and others		28		36
Depreciation/loss from revaluation		1,404		1,394
Net balances at year end		$ 3,730		$ 5,027		5,366
Ground Transportation Equipment [Member] | Minimum [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Estimated useful lives (years)		4 years 6 months		4 years 6 months
Ground Transportation Equipment [Member] | Maximum [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Estimated useful lives (years)		10 years		10 years
Other Equipment [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year		$ 10,892		$ 7,079
Additions		166		446
Disposals		180		0
Transfers and others		1		4,663
Depreciation/loss from revaluation		1,379		1,296
Net balances at year end		9,500		10,892		7,079
Total Property, Vessels and Equipment, Excluding Land and Construction in Progress [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year		572,625		1,084,131
Additions		5,506		9,659
Disposals		461		213,038
Transfers and others		(10,341)		(246,662)
Depreciation/loss from revaluation		53,608		61,465
Net balances at year end		513,721		572,625		1,084,131
Lands [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year		1,597,923		1,146,252
Additions		0		0
Disposals		0		0
Transfers and others		336,422	[3]	451,671	[5]
Depreciation/loss from revaluation		0		0
Net balances at year end		1,934,345		1,597,923		1,146,252
Revaluation surplus		330,571		310,883
Constructions in Progress [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Net balances at beginning of year		114,872		83,054
Additions		22,869		38,622	[6]
Disposals		31,804	[7]	0
Transfers and others		(22,007)		(6,804)
Net balances at year end		$ 83,930		114,872		$ 83,054
TMM DM [Member] | Vessels [Member]
Reconciliation of changes in property, vessels and equipment [Abstract]
Proceeds from sale of vessel				339,038
Revaluation surplus				$ 1,827

[1]	During 2018, the offshore vessel 'Subsea 88' suffered a major mishap in one of its areas and for which it stopped operating. As of December 31, 2018, Grupo TMM was making the corresponding insurance claims without a final settlement having been issued on the mishap as of that date. Since the repair of the ship requires a substantial time that affects future cash flows, Management recognized a loss in fair value in the amount of $206,076.
[2]	On August 30, 2019, the sale of the vessel SMR Manzanillo to Bricor Servicios Portuarios Mexicanos, S.A. de C.V. by Transportacion Maritima Mexicana, S.A. de C.V., a subsidiary of Grupo TMM, was complete for an amount of $15,703, generating a profit of $ 4,410.
[3]	It is mainly comprised of the surplus for revaluation of land for $ 330,571 and a deficit for revaluation of vessels for $ 16,135.
[4]	It is comprised mainly of disposal of the TMM Colima vessel in the divestiture of Snekke, S.A. de C.V. of Grupo TMM for $339,038, which is partially offset by the revaluation surplus of $1,827.
[5]	Includes the surplus for revaluation of lands and properties for $310,833 and $66,518, respectively.
[6]	Corresponds to the construction of infrastructure for various projects related to the storage and transportation of hydrocarbons and refined petroleum products.
[7]	Corresponds mainly to the cancellation of the project called "Terminal Quintana Roo", derived from changes in the conditions of the project previously considered by Management.